Intangible Assets, Net - Amortization expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expenses	¥ 41.8	$ 6.0	¥ 3.1	¥ 3.4
Estimated amortization expenses
2020	30.1
2021	21.8
2022	17.3
2023	12.7
2024	¥ 7.7